CONDENSED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' deficit:
Treasury stock, shares	258,425	78,559
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	1,952	1,952	1,952
Preferred stock, shares outstanding (in shares)	1,952	1,952	1,952
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	4,522,656	4,522,656	2,240,092
Common stock, shares outstanding (in shares)	4,264,231	4,444,097	2,240,092